Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Reconciliation from Balances of Recurring Fair Value As Level 3

The tables below reflect the reconciliation from the opening balances to the closing balances for recurring fair value measurements categorized as Level 3 of the fair value hierarchy for the six months ended June 30, 2026:

		For the Six Months Ended June 30, 2026
			Gain or Losses
US$	January 1, 2026	Purchase	Included in Earnings	Included in Other Comprehensive Loss	Foreign Currency Translation Adjustment	June 30, 2026
Liabilities:
Financial liability	63,593	—	(41,217)	—	1,816	24,192

Estimated Fair Value Assumptions	The fair values of financial liability as of June 30, 2026 are estimated with the following key assumptions:

June 30,
2026
Risk-free rate of return (per annum)	4.03%
Volatility	62.9%
Expected dividend yield	0.00%
Expected term	1.31 years
Fair value of the Company’s ordinary shares	US$0.0023 per share